Document and Entity Information	Mar. 30, 2021
Cover [Abstract]
Entity Registrant Name	NORTHERN STATES POWER CO
Amendment Flag	false
Entity Central Index Key	0001123852
Document Type	8-K
Document Period End Date	Mar. 30, 2021
Entity Incorporation State Country Code	MN
Entity File Number	001-31387
Entity Tax Identification Number	41-1967505
Entity Address, Address Line One	414 Nicollet Mall
Entity Address, City or Town	Minneapolis
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55401
City Area Code	612
Local Phone Number	330-5500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false